JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2023
JUDICIAL DEPOSITS
Summary of detailed information about judicial deposits
	Consolidated
	2023	2022
Unaccrued tax proceedings(a)	228,331	274,273
Accrued tax proceeding(b)	154,077	150,929
Unaccrued civil proceedings	5,462	5,783
Accrued civil proceedings	1,453	1,470
Unaccrued labor proceedings	10,018	11,014
Accrued labor proceedings	8,689	14,081
Total judicial deposits	408,030	457,550

a)	The tax proceedings related to these judicial deposits refer mainly to the ICMS-ST.
b)	The tax proceedings related to these judicial deposits refer, substantially, to the sum of the amounts highlighted in note no. 21, and the amounts provisioned according to note no. 20.

Summary of detailed information about changes in judicial deposits
Consolidated
Balance as of December 31, 2021	585,284
New deposits	27,479
Redemptions in favor of the Company	(67,533)
Monetary adjustment	35,508
Application in the liquidation of proceedings	(121,025)
Transfers	25
Translation adjustment	(2,188)
Balance as of December 31, 2022	457,550

Consolidated
Balance as of December 31, 2022	457,550
New deposits	13,493
Redemptions in favor of the Company	(35,227)
Monetary adjustment	28,460
Application in the liquidation of proceedings	(55,494)
Translation adjustment	(752)
Balance as of December 31, 2023	408,030